Summary of significant accounting policies (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Convenience translation
Noon buying rate of US$1.00 to RMB	6.2046
Funds receivable
Allowance for doubtful accounts	0	0
Short-term investments
Short-term Investments		485,945
Time Deposits
Short-term investments
Original maturities of time deposits		3 months
Short-term Investments	0
Office furniture and equipment | Minimum
Property and equipment, net
Estimated useful life	3 years
Office furniture and equipment | Maximum
Property and equipment, net
Estimated useful life	5 years
Office computer equipment
Property and equipment, net
Estimated useful life	3 years
Servers and network equipment
Property and equipment, net
Estimated useful life	3 years
Software
Property and equipment, net
Estimated useful life	3 years
Digital locks
Property and equipment, net
Estimated useful life	3 years
Leasehold improvements | Maximum
Property and equipment, net
Estimated useful life	3 years